Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Weighted Average Values for Inputs Used in Valuation Techniques (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Restricted share units (RSU), 2023 [Member] | Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date	$ 8.46
Expected volatility	50.50%
Risk free rate	4.90%
Duration of initial simulation period (years to longstop date)	2 years 5 months 26 days
Duration of second simulation period with postponed exercise (years)	3 years
Exercise price, RSU (in dollars per share)	$ 0
Restricted share units (RSU), 2023 [Member] | Kunlun Tech [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date	$ 3.48
Expected volatility	24.60%
Risk free rate	2.10%
Exercise price, RSU (in dollars per share)	$ 1.54
Restricted share units (RSU), 2024 [Member] | Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date	$ 12.61
Expected volatility	63.00%
Risk free rate	4.30%
Duration of initial simulation period (years to longstop date)	2 years 4 months 20 days
Duration of second simulation period with postponed exercise (years)	3 years
Exercise price, RSU (in dollars per share)	$ 0
Restricted share units (RSU), 2024 [Member] | Kunlun Tech [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date	$ 5.78
Expected volatility	23.50%
Risk free rate	2.10%
Exercise price, RSU (in dollars per share)	$ 2.69